Financial instruments - classification - Amount receivable under finance leases (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amount receivable under finance leases
Total lease payments	£ 9,813	£ 9,953
Unguaranteed residual values	(151)	(150)
Future drawdowns	(12)	(12)
Unearned income	(895)	(1,001)
Present value of lease payments	9,057	9,090
Impairments	(86)	(92)
Net investment in finance lease	8,971	8,998
Within 1 year
Amount receivable under finance leases
Total lease payments	3,670	3,493
1 to 2 years
Amount receivable under finance leases
Total lease payments	2,411	2,499
2 to 3 years
Amount receivable under finance leases
Total lease payments	1,478	1,612
3 to 4 years
Amount receivable under finance leases
Total lease payments	946	842
4 to 5 years
Amount receivable under finance leases
Total lease payments	454	464
After 5 years
Amount receivable under finance leases
Total lease payments	£ 854	£ 1,043